Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations [Abstract]
Schedule of Discontinued Operation
The following table presents a reconciliation of the major classes of line items constituting pretax profit from discontinued operations to after-tax profit reported in discontinued operations for the years ended December 31, 2017:

Year Ended December 31,
2017
U.S. Dollars (In thousands)
Results of discontinued operation:
Total revenues	36,447

Cost of revenues	(21,368)

Research and development costs	(3,228)
Selling, general and administrative expenses	(6,260)
Financial expenses, net	(96)
Gain on sale of discontinued operation	12,807

Income from discontinued operations before taxes	18,302

Income tax expense	(6,028)

Net income from discontinued operations	12,274

Year Ended December 31,
2017
U.S. Dollars (In thousands)
Cash flows from discontinued operation
Net cash used in operating activities *	(11,247)
Net cash provided by (used in) investing activities**	29,854
Net cash provided by financing activities	-
Net cash provided by (used in) discontinued operations	18,607

*Including adjustment for the gain from sale of the discontinued operation in the amount of $12,807 in 2017.
**Including net proceeds from the sale of the discontinued operation of $29,967 in 2017.

December 31,
2017
U.S. Dollars (In thousands)
Effect of disposal on the financial position of the Company as at the transaction date

Trade and other receivables	16,526
Inventories	11,219
Fixed and intangible assets	763
Trade payables	(4,426)
Other payables	(6,922)

Net assets and liabilities	17,160
Net cash consideration	29,967
Gain on sale of discontinued operation	12,807